DEBT - Additional Information (Details)						3 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($)	Sep. 12, 2017 USD ($) option_period	Apr. 12, 2017 USD ($) shares	Sep. 07, 2016 USD ($)	Jun. 01, 2016 USD ($)	Nov. 03, 2017 USD ($)	Feb. 02, 2018 USD ($)	Nov. 02, 2017 USD ($)	Sep. 07, 2017 USD ($)	Aug. 21, 2017 USD ($)	Feb. 03, 2017 USD ($)	Jun. 22, 2016 USD ($)
Debt Instrument [Line Items]
Total debt, principal amount							$ 52,694,000,000				$ 50,356,000,000
4.02% Margin Loan Facility due April 2022
Debt Instrument [Line Items]
Total debt, principal amount							2,000,000,000
DFS Debt
Debt Instrument [Line Items]
Total debt, principal amount							4,796,000,000
China Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 500,000,000
Long-term Line of Credit							0
China Revolving Credit Facility | LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate	0.60%
VMware Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,000,000,000.0
Debt instrument, term		5 years
Number of extension periods | option_period		2
Conditional extension period		1 year
Long-term Line of Credit							0
VMware Notes
Debt Instrument [Line Items]
Total debt, principal amount							4,000,000,000
Pivotal Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 100,000,000
Long-term Line of Credit							$ 20,000,000
Line of Credit | 3.58% Term Loan B Facility due September 2023
Debt Instrument [Line Items]
Annual principal amortization				1.00%
Required prepayment from net cash proceeds from sale of certain asset sales or dispositions				100.00%
Line of Credit | 3.58% Term Loan B Facility due September 2023 | LIBOR
Debt Instrument [Line Items]
Increase (decrease) in interest rate margin							(0.75%)
Interest rate floor				0.75%
Line of Credit | 3.58% Term Loan B Facility due September 2023 | Base Rate
Debt Instrument [Line Items]
Interest rate floor				1.75%
Line of Credit | Term Loan A-2 Facility, Term Loan A-3 Facility, Term Loan B Facility, and Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Increase (decrease) in interest rate margin						(0.50%)
Line of Credit | 3.33% Term Loan A-2 Facility due September 2021
Debt Instrument [Line Items]
Annual principal amortization				5.00%
Annual principal amortization, years three and four				10.00%
Annual principal amortization, year five				70.00%
Line of Credit | 3.33% Revolving Credit Facility due September 2021
Debt Instrument [Line Items]
Available borrowing capacity							$ 3,300,000,000
Line of Credit | 3.33% Revolving Credit Facility due September 2021 | LIBOR
Debt Instrument [Line Items]
Interest rate floor				0.00%
Line of Credit | 3.33% Revolving Credit Facility due September 2021 | Base Rate
Debt Instrument [Line Items]
Interest rate floor				0.00%
Line of Credit | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 17,600,000,000
Secured Debt
Debt Instrument [Line Items]
Debt, stated amount					$ 20,000,000,000
Debt, maximum period for registration					5 years
Secured Debt | 3.58% Term Loan B Facility due September 2023
Debt Instrument [Line Items]
Increase in outstanding principal							500,000,000
Repayments of credit facility						$ 460,000,000
Total debt, principal amount							4,988,000,000				4,987,000,000
Secured Debt | 3.33% Term Loan A-2 Facility due September 2021
Debt Instrument [Line Items]
Increase in outstanding principal						672,000,000
Total debt, principal amount							4,394,000,000				3,876,000,000
Secured Debt | 3.08% Term Loan A-3 Facility due December 2018
Debt Instrument [Line Items]
Repayments of credit facility						212,000,000
Total debt, principal amount							1,213,000,000				1,800,000,000
Secured Debt | 3.33% Revolving Credit Facility due September 2021
Debt Instrument [Line Items]
Repayments of credit facility							400,000,000
Maximum borrowing capacity						$ 3,300,000,000		$ 180,000,000
Debt instrument, collateral, percent of capital stock of borrowers				100.00%
Total debt, principal amount							0				375,000,000
Secured Debt | DFS Debt
Debt Instrument [Line Items]
Proceeds from credit facility							1,300,000,000
Total debt, principal amount							4,796,000,000				3,464,000,000
Secured Debt | Term Loan Facilities
Debt Instrument [Line Items]
Repayments of credit facility							1,200,000,000
Secured Debt | EMC Intercompany Promissory Notes
Debt Instrument [Line Items]
Repayments of credit facility							1,200,000,000
Other | Margin Bridge Facility due September 2017
Debt Instrument [Line Items]
Repayments of credit facility							500,000,000
Maximum borrowing capacity				$ 2,500,000,000
Total debt, principal amount							0				2,500,000,000
Other | 4.02% Margin Loan Facility due April 2022
Debt Instrument [Line Items]
Proceeds from credit facility			$ 2,000,000,000
Total debt, principal amount							2,000,000,000				0
Other | 4.02% Margin Loan Facility due April 2022 | Class B common stock
Debt Instrument [Line Items]
Debt instrument, collateral (in shares) | shares			60,000,000
Other | 4.02% Margin Loan Facility due April 2022 | Class A common stock
Debt Instrument [Line Items]
Debt instrument, collateral (in shares) | shares			20,000,000
Other | 4.02% Margin Loan Facility due April 2022 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			2.25%
Other | 4.02% Margin Loan Facility due April 2022 | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate			1.25%
Other | VMware Note Bridge Facility due September 2017
Debt Instrument [Line Items]
Repayments of credit facility							1,500,000,000
Debt, stated amount				1,500,000,000
Total debt, principal amount							0				1,500,000,000
Other | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity				400,000,000
Senior Notes
Debt Instrument [Line Items]
Debt, stated amount							4,000,000,000.0			$ 4,000,000,000
Senior Notes | 2.30% due August 2020
Debt Instrument [Line Items]
Debt, stated amount										$ 1,250,000,000
Interest rate										2.30%
Senior Notes | 2.95% due August 2022
Debt Instrument [Line Items]
Debt, stated amount										$ 1,500,000,000
Interest rate										2.95%
Senior Notes | 3.90% due August 2027
Debt Instrument [Line Items]
Debt, stated amount										$ 1,250,000,000
Interest rate										3.90%
Letter of Credit | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity				500,000,000
Unsecured Notes and Debentures
Debt Instrument [Line Items]
Debt, stated amount												$ 3,250,000,000.00
Unsecured Notes and Debentures | 1.875% due June 2018
Debt Instrument [Line Items]
Total debt, principal amount				$ 2,500,000,000			$ 2,500,000,000				2,500,000,000
Interest rate				1.875%			1.875%
Unsecured Notes and Debentures | 2.650% due June 2020
Debt Instrument [Line Items]
Total debt, principal amount				$ 2,000,000,000			$ 2,000,000,000				2,000,000,000
Interest rate				2.65%			2.65%
Unsecured Notes and Debentures | 3.375% due June 2023
Debt Instrument [Line Items]
Total debt, principal amount				$ 1,000,000,000			$ 1,000,000,000				1,000,000,000
Interest rate				3.375%			3.375%
Unsecured Notes and Debentures | 2.30% due August 2020
Debt Instrument [Line Items]
Total debt, principal amount							$ 1,250,000,000				0
Interest rate							2.30%
Unsecured Notes and Debentures | 2.95% due August 2022
Debt Instrument [Line Items]
Total debt, principal amount							$ 1,500,000,000				0
Interest rate							2.95%
Unsecured Notes and Debentures | 3.90% due August 2027
Debt Instrument [Line Items]
Total debt, principal amount							$ 1,250,000,000				$ 0
Interest rate							3.90%